MARKETABLE SECURITIES - (Schedule of continuous unrealized loss position and fair value) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Gross unrealized losses Continuous unrealized loss position for less than 12 months	$ 0	$ (590)
Gross unrealized losses continuous unrealized loss position for more than 12 months	(2,250)	(5,236)
Gross unrealized losses	(2,250)	(5,826)
Fair value of continuous unrealized loss position for less than 12 months	0	186,910
Fair value of continuous unrealized loss position for more than 12 months	49,345	190,560
Fair value	$ 49,345	$ 377,470